Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated Other Comprehensive Loss
Changes in accumulated other comprehensive loss in 2018, 2017 and 2016 were as follows:

(In millions)	Cumulative Translation Adjustment and Related Hedging Instruments	Pension and other post-retirement benefits	Cash Flow Hedges	Other	Total
Balance at January 1, 2016	$(76.8)	$5.2	$—	$0.3	$(71.3)
Translation adjustments	(23.0)	—	—	—	(23.0)
Unrealized gain	—	—	—	0.1	0.1
Balance at December 31, 2016	(99.8)	5.2	—	0.4	(94.2)
Translation adjustments	41.2	—	—	—	41.2
Balance at December 31, 2017	(58.6)	5.2	—	0.4	(53.0)
Translation adjustments	(25.6)	—	—	—	(25.6)
Unrealized losses	(2.0)	—	(1.3)	—	(3.3)
Other	—	—	—	(0.4)	(0.4)
Balance at December 31, 2018	$(86.2)	$5.2	$(1.3)	$—	$(82.3)